Revenue	12 Months Ended
Dec. 31, 2025
Revenue
Revenue
5	Revenue

The principal activities of the Group are (i) the sales of autonomous driving vehicles, primarily including robobuses, robotaxis, robosweepers, robovans and related sensor suites; (ii) the provision of autonomous driving related operational and technical support services; and (iii) the provision of other technology services, including ADAS R&D services and intelligent data services.

(i)	Disaggregation of revenue

The Group generally sells autonomous driving vehicles to customers with provision of accompanying operational and technical support services. The following table sets forth the breakdown of disaggregation of revenue from contracts with customers by categories of vehicles and related services:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Disaggregated by major products or service lines:
Sales of robotaxis and related services	29,379	47,832	147,993
Sales of other vehicles and related services
- Robobus	94,914	79,688	231,473
- Robosweeper	7,642	55,320	96,083
- Robovan	7,540	13,393	10,493
Other technology services	262,369	164,901	198,545
	401,844	361,134	684,587

Disaggregation of revenue from contracts with customers by major products or service lines and timing of revenue recognition are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Disaggregated by major products or service lines:
Autonomous driving related operational and technical support services	85,285	108,523	126,199
Other technology services	262,369	164,901	198,545
Provision of services	347,654	273,424	324,744
Sales of autonomous driving vehicles	54,190	87,710	359,843
	401,844	361,134	684,587
Timing of revenue recognition
Point in time	54,190	87,710	396,431
Over time	347,654	273,424	288,156
	401,844	361,134	684,587

The major customers, which individually contributed more than 10% of total revenue of the Group for the years ended December 31, 2023, 2024 and 2025, are as follows. Details of concentrations of credit risk of the Group are set out in Note 31(a).

	For the year ended December 31,
	2023	2024	2025
Customer A	55%	24%	*
Customer B	—	—	11%
Customer C	—	*	11%
Customer D	*	*	10%
*	represents that the amount of aggregated revenue from such customer is individually less than 10% of the total revenue for respective year.
(ii)	Revenue expected to be recognized in the future arising from contracts with customers in existence as of the reporting date

As of December 31, 2023, 2024 and 2025, the aggregated amount of the transaction price allocated to the remaining performance obligations under the Group’s existing contracts were RMB263.8 million, RMB88.3 million and RMB169.6 million, respectively. These amounts represented revenue expected to be recognized in the future from operational services and ADAS research and development services contracts entered into by the customers with the Group. The Group will recognize the expected revenue in future when or as the work is completed, which is expected to occur over the next one to three years.

The Group has applied the practical expedient in paragraph 121(a) of IFRS 15 such that the above information does not include any remaining performance obligations are part of a contract that has an original expected duration of one year or less. The above information also does not include any amount of royalties under an arrangement with a customer as described in Note 2 (x)(ii).